COMMON SHARES - Reconciliation and Weighted Average Common Shares Outstanding (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Outstanding at the beginning of the period (in shares)	1,039,000
Exercise of options (in shares)	1,740
Outstanding at the end of the period (in shares)	1,041,000	1,039,000
Amount
Outstanding at the beginning of the period	$ 30,101
Outstanding at the end of the period	$ 30,218	$ 30,101
Common shares
Number of Shares
Outstanding at the beginning of the period (in shares)	1,039,095	1,037,488	1,017,962
Dividend reinvestment and share purchase plan (in shares)			19,464
Exercise of options (in shares)	1,740	1,607	62
Outstanding at the end of the period (in shares)	1,040,835	1,039,095	1,037,488
Amount
Outstanding at the beginning of the period	$ 30,101	$ 30,002	$ 28,995
Dividend reinvestment and share purchase plan			1,003
Exercise of options	117	99	4
Outstanding at the end of the period	$ 30,218	$ 30,101	$ 30,002